Short-Term Borrowed Funds - Summary of Short-Term Borrowed Funds (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 2,674,000	$ 5,758,000
Short-term borrowed funds, weighted average rates at year end	0.93%	1.59%
Short-term borrowed funds, average balance during year	$ 3,357,000	$ 4,898,000
Short-term borrowed funds, weighted average rate during year	1.09%	1.32%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, average balance during year	$ 2,000	$ 2,000
Short-term borrowed funds, weighted average rate during year	1.48%	0.79%
Master Notes and Other Short Term Borrowing [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 2,162,000	$ 3,396,000
Short-term borrowed funds, weighted average rates at year end	0.25%	0.25%
Short-term borrowed funds, average balance during year	$ 2,540,000	$ 3,280,000
Short-term borrowed funds, weighted average rate during year	0.25%	0.25%
Short-term borrowed funds, maximum month-end balance	$ 4,325,000	$ 4,736,000
Notes Payable [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 12,000	$ 12,000
Short-term borrowed funds, weighted average rates at year end	6.00%	6.00%
Short-term borrowed funds, average balance during year	$ 12,000	$ 18,000
Short-term borrowed funds, weighted average rate during year	6.31%	6.00%
Short-term borrowed funds, maximum month-end balance	$ 12,000	$ 12,000
Short-term Line of Credit [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 500,000	$ 2,350,000
Short-term borrowed funds, weighted average rates at year end	3.75%	3.50%
Short-term borrowed funds, average balance during year	$ 803,000	$ 1,598,000
Short-term borrowed funds, weighted average rate during year	3.67%	3.51%
Short-term borrowed funds, maximum month-end balance	$ 2,350,000	$ 2,350,000